Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories	Inventories
The Group’s inventory balances as of 31 December 2024 and 31 December 2023 are as follows:

	31 December 2024	31 December 2023
Raw materials and supplies	53,566	51,524
Work in progress	81,243	33,068
Finished goods	—	244
Inventory reserves	(6,920)	(10,403)
Total Balance	127,889	74,433
The increase in inventory from 31 December 2023 to 31 December 2024 is due to the expansion of the commercial launch of certain of the Group’s biosimilar products.
The Group recognized $117.9 million and $42.8 million within cost of goods sold during the years ended 31 December 2024 and 2023, respectively.
During the years ended 31 December 2024, 2023, and 2022, write-down of inventories amounted to $6.9 million, $10.4 million, and $2.1 million, respectively, due to product expiration and results from quality control inspections.
There was a reversal of inventory write-downs of $8.9 million during the year ended 31 December 2024. There were no reversals of inventory write-downs during the years ended 31 December 2023, and 2022.